Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	As explained in “Equity Award Timing Transition” below, our Board has moved the timing of the grant of long-term incentive compensation opportunities to our executive officers, including our NEOs, from December of each year to the first fiscal quarter of each year. Consequently, no equity awards were granted to our NEOs in 2024.In December 2023, our Board, based on the recommendation of the Compensation Committee, approved the target award values for the performance stock unit (“PSU”) awards for 2024 in the fourth quarter of 2023. As disclosed in our 2024 definitive proxy statement, these PSU awards were subject to two distinct and equally weighted performance measures, with 50% of the economic value of such awards subject to a revenue-based performance measure (the “Revenue PSU Awards”) and 50% subject to a relative total stockholder return (“TSR”) performance measure (the “Relative TSR PSU Awards”). However, for 2024, our Board decided to move the approval of the annual “refresh” equity awards granted to our executive officers, including the PSU awards (both the Revenue PSU Awards and the Relative TSR PSU Awards) to the first fiscal quarter of each year. This change was made so that our Board and the Compensation Committee has the benefit of a complete view of year end results and a more refined forecast when approving our performance goals, which improves their ability to set appropriately calibrated goals to more closely align pay with performance.
Award Timing Method	In December 2023, our Board, based on the recommendation of the Compensation Committee, approved the target award values for the performance stock unit (“PSU”) awards for 2024 in the fourth quarter of 2023. As disclosed in our 2024 definitive proxy statement, these PSU awards were subject to two distinct and equally weighted performance measures, with 50% of the economic value of such awards subject to a revenue-based performance measure (the “Revenue PSU Awards”) and 50% subject to a relative total stockholder return (“TSR”) performance measure (the “Relative TSR PSU Awards”). However, for 2024, our Board decided to move the approval of the annual “refresh” equity awards granted to our executive officers, including the PSU awards (both the Revenue PSU Awards and the Relative TSR PSU Awards) to the first fiscal quarter of each year.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false